EMPLOYEE BENEFIT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Classes of employee benefits expense [abstract]
Schedule of Total Employee Benefit Expenses

		Year ended December 31,
(in millions of Euros)	Notes	2021	2020	2019
Wages and salaries		(920)	(855)	(994)
Pension costs - defined benefit plans	22	(24)	(23)	(19)
Other post-employment benefits	22	(8)	(9)	(9)
Share-based compensation	29	(15)	(15)	(16)
Total employee benefit expenses		(967)	(902)	(1,038)